Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Accounts Payable And Accrued Liabilities Tables Abstract
Schedule of accounts payable and accrued liabilities
	June 30, 2020	December 31, 2019

Accounts payable	$897,573	$887,423
Accrued liabilities	234,103	240,658

	$1,131,676	$1,128,081